Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of transactions occurred with related parties

The following transactions occurred with related parties:

		Consolidated
	2019 A$’000	2018 A$’000	2017 A$’000

In addition to Director’s fees, Consultancy fees for executive duties were paid to Kumara Inc., a corporation in which Mr Ian Phillips is a Director and has a beneficial interest	—	—	21
In addition to Director’s fees, Consultancy fees for executive duties Were paid to John O’Connor	—	—	38